UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2014

MFS® GLOBAL GROWTH FUND

WGF-SEM

MFS® GLOBAL GROWTH FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
LVMH Moet Hennessy Louis Vuitton S.A.	2.6%
Accenture PLC, “A”	2.4%
Schlumberger Ltd.	2.3%
Groupe Danone	2.3%
Compass Group PLC	2.2%
Pernod Ricard S.A.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
Nestle S.A.	2.0%
Colgate-Palmolive Co.	1.9%
Danaher Corp.	1.7%

Equity sectors
Consumer Staples	17.2%
Retailing	11.5%
Industrial Goods & Services	11.4%
Technology	10.9%
Financial Services	10.4%
Health Care	9.7%
Special Products & Services	8.2%
Leisure	7.5%
Basic Materials	5.3%
Energy	4.3%
Autos & Housing	1.2%
Transportation	1.1%

Issuer country weightings (x)
United States	52.2%
United Kingdom	12.7%
France	9.6%
Switzerland	6.0%
Germany	3.9%
Brazil	3.4%
Taiwan	2.1%
Denmark	1.6%
Canada	1.3%
Other Countries	7.2%

Currency exposure weightings (y)
United States Dollar	53.3%
Euro	15.7%
British Pound Sterling	12.7%
Swiss Franc	6.0%
Brazilian Real	3.4%
Taiwan Dollar	2.1%
Danish Krone	1.6%
Canadian Dollar	1.3%
South Korean Won	1.2%
Other Currencies	2.7%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2013 through April 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	1.45%	$1,000.00	$1,047.54	$7.36
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
B	Actual	2.20%	$1,000.00	$1,043.73	$11.15
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
C	Actual	2.20%	$1,000.00	$1,043.51	$11.15
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
I	Actual	1.20%	$1,000.00	$1,048.70	$6.10
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R1	Actual	2.20%	$1,000.00	$1,043.58	$11.15
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
R2	Actual	1.70%	$1,000.00	$1,046.28	$8.63
	Hypothetical (h)	1.70%	$1,000.00	$1,016.36	$8.50
R3	Actual	1.45%	$1,000.00	$1,047.46	$7.36
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R4	Actual	1.20%	$1,000.00	$1,048.86	$6.10
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R5	Actual	1.14%	$1,000.00	$1,048.95	$5.79
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)

Aerospace - 3.3%
Precision Castparts Corp.	5,524	$1,398,065
Rolls-Royce Holdings PLC	142,570	2,527,509
Rolls-Royce Holdings PLC, IPS	19,104,380	32,256
United Technologies Corp.	32,600	3,857,558

		$7,815,388
Alcoholic Beverages - 4.7%
Carlsberg Group	19,182	$1,916,417
Diageo PLC	90,538	2,778,310
Heineken N.V. (l)	17,154	1,189,930
Pernod Ricard S.A.	41,936	5,033,144

		$10,917,801
Apparel Manufacturers - 6.4%
Burberry Group PLC	60,744	$1,523,019
Cia. Hering S.A.	33,600	355,025
Compagnie Financiere Richemont S.A.	14,836	1,505,346
Li & Fung Ltd.	1,466,400	2,137,432
LVMH Moet Hennessy Louis Vuitton S.A.	31,439	6,182,695
NIKE, Inc., “B”	19,370	1,413,042
VF Corp.	28,969	1,769,716

		$14,886,275
Automotive - 0.5%
Johnson Controls, Inc.	26,690	$1,204,787

Broadcasting - 5.5%
Discovery Communications, Inc., “A” (a)	20,760	$1,575,684
Publicis Groupe	16,865	1,436,616
Time Warner, Inc.	52,590	3,495,131
Twenty-First Century Fox, Inc.	48,750	1,560,975
Viacom, Inc., “B”	14,200	1,206,716
Walt Disney Co.	44,060	3,495,720

		$12,770,842
Brokerage & Asset Managers - 3.0%
BM&F Bovespa S.A.	574,800	$2,938,769
CME Group, Inc.	15,160	1,067,112
Franklin Resources, Inc.	59,656	3,122,992

		$7,128,873

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 8.2%
Accenture PLC, “A”	70,890	$5,686,796
Brenntag AG	11,963	2,163,402
Cognizant Technology Solutions Corp., “A” (a)	37,460	1,794,521
Compass Group PLC	323,630	5,147,247
Experian Group Ltd.	123,397	2,366,782
Intertek Group PLC	42,349	2,077,850

		$19,236,598
Chemicals - 0.9%
Monsanto Co.	18,652	$2,064,776

Computer Software - 2.1%
Dassault Systemes S.A.	14,767	$1,815,763
Oracle Corp.	77,020	3,148,578

		$4,964,341
Computer Software - Systems - 2.4%
Apple, Inc.	1,830	$1,079,865
EMC Corp.	116,860	3,014,988
International Business Machines Corp.	7,724	1,517,534

		$5,612,387
Construction - 0.7%
Sherwin-Williams Co.	7,843	$1,567,345

Consumer Products - 4.7%
Colgate-Palmolive Co.	65,089	$4,380,490
Procter & Gamble Co.	38,440	3,173,222
Reckitt Benckiser Group PLC	43,114	3,475,898

		$11,029,610
Electrical Equipment - 7.1%
Amphenol Corp., “A”	15,300	$1,458,855
Danaher Corp.	52,880	3,880,334
Legrand S.A.	20,494	1,322,104
Mettler-Toledo International, Inc. (a)	10,275	2,395,308
Schneider Electric S.A.	13,549	1,269,751
Sensata Technologies Holding B.V. (a)	83,580	3,549,643
W.W. Grainger, Inc.	10,548	2,683,411

		$16,559,406
Electronics - 3.6%
Microchip Technology, Inc.	47,200	$2,243,888
Samsung Electronics Co. Ltd.	1,140	1,485,839

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	237,228	$4,768,283

		$8,498,010
Energy - Independent - 1.0%
Occidental Petroleum Corp.	23,990	$2,297,043

Energy - Integrated - 0.6%
BG Group PLC	67,217	$1,359,600

Food & Beverages - 7.8%
Chr. Hansen Holding A.S.	41,719	$1,880,457
Groupe Danone (l)	71,285	5,257,377
M. Dias Branco S.A. Industria e Comercio de Alimentos	39,200	1,694,403
Mead Johnson Nutrition Co., “A”	39,760	3,509,218
Nestle S.A.	60,617	4,680,065
PepsiCo, Inc.	14,480	1,243,687

		$18,265,207
Food & Drug Stores - 2.3%
CVS Caremark Corp.	47,170	$3,430,202
Jeronimo Martins SGPS S.A.	60,301	1,054,517
Sundrug Co. Ltd.	24,100	985,357

		$5,470,076
General Merchandise - 1.9%
Dollarama, Inc.	37,130	$3,088,154
Lojas Renner S.A.	43,100	1,268,017

		$4,356,171
Internet - 2.8%
Google, Inc., “A” (a)	4,821	$2,578,656
Google, Inc., “C” (a)	4,821	2,539,028
Naver Corp.	1,909	1,374,646

		$6,492,330
Machinery & Tools - 1.0%
Schindler Holding AG	14,476	$2,240,235

Major Banks - 1.0%
Standard Chartered PLC	105,470	$2,282,038

Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	42,220	$2,811,008

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 4.2%
Abbott Laboratories	48,980	$1,897,485
DENTSPLY International, Inc.	46,120	2,058,336
Sonova Holding AG	13,831	1,995,838
Thermo Fisher Scientific, Inc.	22,870	2,607,180
Waters Corp. (a)	12,300	1,212,042

		$9,770,881
Metals & Mining - 1.1%
Rio Tinto PLC	49,420	$2,690,546

Oil Services - 2.7%
Saipem S.p.A.	34,590	$926,177
Schlumberger Ltd.	53,290	5,411,600

		$6,337,777
Other Banks & Diversified Financials - 6.4%
Credicorp Ltd.	17,130	$2,556,653
HDFC Bank Ltd.	185,891	2,228,684
Itau Unibanco Holding S.A., ADR	104,052	1,702,291
Julius Baer Group Ltd.	54,013	2,525,435
MasterCard, Inc., “A”	20,071	1,476,222
Sberbank of Russia, ADR (a)	106,712	894,460
Visa, Inc., “A”	17,190	3,482,866

		$14,866,611
Pharmaceuticals - 4.3%
Allergan, Inc.	8,267	$1,370,999
Bayer AG (l)	21,506	2,983,635
Johnson & Johnson	23,010	2,330,683
Zoetis, Inc.	110,380	3,340,099

		$10,025,416
Printing & Publishing - 0.1%
Equifax, Inc.	3,490	$247,127

Railroad & Shipping - 0.5%
Kuehne & Nagel International AG	8,060	$1,100,798

Restaurants - 1.9%
McDonald’s Corp.	24,922	$2,526,592
Whitbread PLC	28,567	1,967,887

		$4,494,479

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 3.3%
Croda International PLC	32,688	$1,421,705
Linde AG	13,383	2,774,824
Praxair, Inc.	17,429	2,275,356
Symrise AG	23,364	1,179,061

		$7,650,946
Specialty Stores - 0.9%
Industria de Diseno Textil S.A.	13,547	$2,032,618

Trucking - 0.6%
Expeditors International of Washington, Inc.	35,000	$1,443,400
Total Common Stocks (Identified Cost, $174,337,091)		$230,490,746

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,645,366	$1,645,366

Collateral for Securities Loaned - 3.0%
JPMorgan Prime Money Market Fund, 0.06%, at Cost and Net Asset Value (j)	7,107,147	$7,107,147
Total Investments (Identified Cost, $183,089,604)		$239,243,259

Other Assets, Less Liabilities - (2.4)%		(5,708,997)
Net Assets - 100.0%		$233,534,262

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $181,444,238)	$237,597,893
Underlying affiliated funds, at cost and value	1,645,366
Total investments, at value, including $6,807,955 of securities on loan (identified cost, $183,089,604)	$239,243,259
Cash	60,764
Receivables for
Investments sold	1,268,284
Fund shares sold	145,115
Interest and dividends	469,449
Other assets	1,162
Total assets	$241,188,033
Liabilities
Payables for
Investments purchased	$241,697
Fund shares reacquired	83,465
Collateral for securities loaned, at value	7,107,147
Payable to affiliates
Investment adviser	10,706
Shareholder servicing costs	165,327
Distribution and service fees	3,951
Payable for independent Trustees’ compensation	8,034
Accrued expenses and other liabilities	33,444
Total liabilities	$7,653,771
Net assets	$233,534,262
Net assets consist of
Paid-in capital	$173,144,669
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	56,158,115
Accumulated net realized gain (loss) on investments and foreign currency	4,147,537
Undistributed net investment income	83,941
Net assets	$233,534,262
Shares of beneficial interest outstanding	6,876,163

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$190,359,460	5,551,620	$34.29
Class B	7,729,257	248,066	31.16
Class C	13,759,645	446,178	30.84
Class I	12,513,486	357,719	34.98
Class R1	656,747	21,333	30.79
Class R2	3,369,782	100,752	33.45
Class R3	4,107,507	120,311	34.14
Class R4	920,467	26,814	34.33
Class R5	117,911	3,370	34.99

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $36.38 [100 / 94.25 x $34.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,900,612
Interest	13,484
Dividends from underlying affiliated funds	609
Foreign taxes withheld	(88,845)
Total investment income	$1,825,860
Expenses
Management fee	$1,021,935
Distribution and service fees	355,607
Shareholder servicing costs	172,391
Administrative services fee	18,888
Independent Trustees’ compensation	5,837
Custodian fee	35,360
Shareholder communications	11,604
Audit and tax fees	36,820
Legal fees	1,047
Miscellaneous	65,950
Total expenses	$1,725,439
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(10,993)
Net expenses	$1,714,444
Net investment income	$111,416
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,288,492
Foreign currency	(5,956)
Net realized gain (loss) on investments and foreign currency	$4,282,536
Change in unrealized appreciation (depreciation)
Investments	$6,176,347
Translation of assets and liabilities in foreign currencies	2,219
Net unrealized gain (loss) on investments and foreign currency translation	$6,178,566
Net realized and unrealized gain (loss) on investments and foreign currency	$10,461,102
Change in net assets from operations	$10,572,518

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/14	Year ended 10/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$111,416	$542,778
Net realized gain (loss) on investments and foreign currency	4,282,536	10,891,700
Net unrealized gain (loss) on investments and foreign currency translation	6,178,566	33,159,662
Change in net assets from operations	$10,572,518	$44,594,140
Distributions declared to shareholders
From net investment income	$(562,037)	$(460,035)
From net realized gain on investments	(7,102,037)	—
Total distributions declared to shareholders	$(7,664,074)	$(460,035)
Change in net assets from fund share transactions	$1,984,787	$(9,426,579)
Total change in net assets	$4,893,231	$34,707,526
Net assets
At beginning of period	228,641,031	193,933,505
At end of period (including undistributed net investment income of $83,941 and $534,562, respectively)	$233,534,262	$228,641,031

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$33.89		$27.45	$25.50	$24.88	$21.93	$17.35
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.10	$0.09	$0.11	$0.08	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.51		6.41	1.93	0.57	2.96	4.47
Total from investment operations	$1.54		$6.51	$2.02	$0.68	$3.04	$4.58
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$(0.07)	$(0.06)	$(0.09)	$(0.00	)(w)
From net realized gain on investments	(1.05)		—	—	—	—	—
Total distributions declared to shareholders	$(1.14)		$(0.07)	$(0.07)	$(0.06)	$(0.09)	$(0.00	)(w)
Net asset value, end of period (x)	$34.29		$33.89	$27.45	$25.50	$24.88	$21.93
Total return (%) (r)(s)(t)(x)	4.75	(n)	23.77	7.98	2.73	13.92	26.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.49	1.53	1.53	1.55	1.70
Expenses after expense reductions (f)	1.45	(a)	1.49	1.53	1.53	1.55	1.67
Net investment income	0.16	(a)(l)	0.33	0.33	0.42	0.34	0.59
Portfolio turnover	13	(n)	31	37	39	63	83
Net assets at end of period (000 omitted)	$190,359		$186,818	$159,905	$164,474	$183,544	$180,278

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$30.92		$25.18	$23.49	$23.03	$20.37	$16.24
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.12)	$(0.10)	$(0.08)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.38		5.86	1.79	0.54	2.75	4.16
Total from investment operations	$1.29		$5.74	$1.69	$0.46	$2.66	$4.13
Less distributions declared to shareholders
From net realized gain on investments	$(1.05)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$31.16		$30.92	$25.18	$23.49	$23.03	$20.37
Total return (%) (r)(s)(t)(x)	4.37	(n)	22.80	7.19	2.00	13.06	25.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.24	2.28	2.28	2.30	2.43
Expenses after expense reductions (f)	2.20	(a)	2.24	2.28	2.28	2.30	2.43
Net investment loss	(0.60	)(a)(l)	(0.42)	(0.43)	(0.35)	(0.43)	(0.19)
Portfolio turnover	13	(n)	31	37	39	63	83
Net assets at end of period (000 omitted)	$7,729		$8,165	$7,966	$9,854	$13,563	$17,219

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$30.62		$24.93	$23.25	$22.81	$20.17	$16.08
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.12)	$(0.10)	$(0.07)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.36		5.81	1.78	0.51	2.73	4.12
Total from investment operations	$1.27		$5.69	$1.68	$0.44	$2.64	$4.09
Less distributions declared to shareholders
From net realized gain on investments	$(1.05)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$30.84		$30.62	$24.93	$23.25	$22.81	$20.17
Total return (%) (r)(s)(t)(x)	4.35	(n)	22.82	7.23	1.93	13.09	25.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.24	2.28	2.28	2.30	2.42
Expenses after expense reductions (f)	2.20	(a)	2.24	2.28	2.28	2.30	2.41
Net investment loss	(0.59	)(a)(l)	(0.43)	(0.42)	(0.31)	(0.41)	(0.19)
Portfolio turnover	13	(n)	31	37	39	63	83
Net assets at end of period (000 omitted)	$13,760		$13,433	$11,304	$11,327	$14,485	$13,598

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$34.59		$28.02	$26.03	$25.39	$22.37	$17.73
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.16	$0.18	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		6.53	1.97	0.58	3.02	4.55
Total from investment operations	$1.61		$6.71	$2.13	$0.76	$3.16	$4.71
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.14)	$(0.14)	$(0.12)	$(0.14)	$(0.07)
From net realized gain on investments	(1.05)		—	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$(0.14)	$(0.14)	$(0.12)	$(0.14)	$(0.07)
Net asset value, end of period (x)	$34.98		$34.59	$28.02	$26.03	$25.39	$22.37
Total return (%) (r)(s)(x)	4.87	(n)	24.05	8.29	2.99	14.18	26.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.24	1.28	1.28	1.30	1.42
Expenses after expense reductions (f)	1.20	(a)	1.24	1.28	1.28	1.30	1.41
Net investment income	0.42	(a)(l)	0.56	0.58	0.67	0.60	0.84
Portfolio turnover	13	(n)	31	37	39	63	83
Net assets at end of period (000 omitted)	$12,513		$11,511	$7,513	$6,731	$6,788	$5,875

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R1			2013	2012	2011	2010	2009

Net asset value, beginning of period	$30.57		$24.88	$23.22	$22.77	$20.14	$16.05
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.12)	$(0.09)	$(0.08)	$(0.08)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.36		5.81	1.75	0.53	2.71	4.11
Total from investment operations	$1.27		$5.69	$1.66	$0.45	$2.63	$4.09
Less distributions declared to shareholders
From net realized gain on investments	$(1.05)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$30.79		$30.57	$24.88	$23.22	$22.77	$20.14
Total return (%) (r)(s)(x)	4.36	(n)	22.87	7.15	1.98	13.06	25.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.24	2.28	2.28	2.30	2.41
Expenses after expense reductions (f)	2.20	(a)	2.24	2.28	2.28	2.30	2.41
Net investment loss	(0.62	)(a)(l)	(0.42)	(0.39)	(0.33)	(0.38)	(0.11)
Portfolio turnover	13	(n)	31	37	39	63	83
Net assets at end of period (000 omitted)	$657		$867	$763	$775	$791	$886

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R2			2013	2012	2011		2010	2009

Net asset value, beginning of period	$33.04		$26.76	$24.84	$24.25		$21.37	$16.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.03	$0.02	$0.04		$0.02	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		6.25	1.90	0.55		2.90	4.36
Total from investment operations	$1.46		$6.28	$1.92	$0.59		$2.92	$4.42
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$—	$(0.00	)(w)	$(0.04)	$—
From net realized gain on investments	(1.05)		—	—	—		—	—
Total distributions declared to shareholders	$(1.05)		$—	$—	$(0.00	)(w)	$(0.04)	$—
Net asset value, end of period (x)	$33.45		$33.04	$26.76	$24.84		$24.25	$21.37
Total return (%) (r)(s)(x)	4.63	(n)	23.47	7.73	2.45		13.66	26.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.74	1.78	1.78		1.80	1.93
Expenses after expense reductions (f)	1.70	(a)	1.74	1.78	1.78		1.80	1.93
Net investment income (loss)	(0.11	)(a)(l)	0.08	0.09	0.14		0.10	0.36
Portfolio turnover	13	(n)	31	37	39		63	83
Net assets at end of period (000 omitted)	$3,370		$3,372	$3,250	$4,586		$5,250	$5,128

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R3			2013	2012	2011	2010	2009

Net asset value, beginning of period	$33.75		$27.35	$25.41	$24.80	$21.86	$17.29
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.10	$0.09	$0.11	$0.08	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.50		6.38	1.93	0.56	2.96	4.46
Total from investment operations	$1.53		$6.48	$2.02	$0.67	$3.04	$4.57
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.08)	$(0.08)	$(0.06)	$(0.10)	$—
From net realized gain on investments	(1.05)		—	—	—	—	—
Total distributions declared to shareholders	$(1.14)		$(0.08)	$(0.08)	$(0.06)	$(0.10)	$—
Net asset value, end of period (x)	$34.14		$33.75	$27.35	$25.41	$24.80	$21.86
Total return (%) (r)(s)(x)	4.75	(n)	23.74	8.00	2.72	13.93	26.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.49	1.53	1.53	1.55	1.67
Expenses after expense reductions (f)	1.45	(a)	1.49	1.53	1.53	1.55	1.67
Net investment income	0.16	(a)(l)	0.32	0.32	0.42	0.34	0.60
Portfolio turnover	13	(n)	31	37	39	63	83
Net assets at end of period (000 omitted)	$4,108		$3,419	$2,942	$2,693	$2,528	$2,168

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class R4			2013	2012	2011	2010	2009

Net asset value, beginning of period	$33.97		$27.52	$25.57	$24.95	$21.98	$17.41
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.12	$0.14	$0.17	$0.14	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.51		6.47	1.95	0.57	2.97	4.44
Total from investment operations	$1.58		$6.59	$2.09	$0.74	$3.11	$4.63
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.14)	$(0.14)	$(0.12)	$(0.14)	$(0.06)
From net realized gain on investments	(1.05)		—	—	—	—	—
Total distributions declared to shareholders	$(1.22)		$(0.14)	$(0.14)	$(0.12)	$(0.14)	$(0.06)
Net asset value, end of period (x)	$34.33		$33.97	$27.52	$25.57	$24.95	$21.98
Total return (%) (r)(s)(x)	4.89	(n)	24.05	8.28	2.96	14.21	26.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.25	1.28	1.28	1.30	1.38
Expenses after expense reductions (f)	1.20	(a)	1.25	1.28	1.28	1.30	1.38
Net investment income	0.44	(a)(l)	0.39	0.51	0.67	0.60	1.03
Portfolio turnover	13	(n)	31	37	39	63	83
Net assets at end of period (000 omitted)	$920		$942	$292	$175	$171	$146

See Notes to Financial Statements

22

Financial Highlights – continued

Class R5	Six months ended 4/30/14 (unaudited)		Period ended 10/31/13 (i)

Net asset value, beginning of period	$34.61		$30.79
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		3.67	(g)
Total from investment operations	$1.62		$3.82
Less distributions declared to shareholders
From net investment income	$(0.19)		$—
From net realized gain on investments	(1.05)		—
Total distributions declared to shareholders	$(1.24)		$—
Net asset value, end of period (x)	$34.99		$34.61
Total return (%) (r)(s)(x)	4.89	(n)	12.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.15	(a)
Expenses after expense reductions (f)	1.14	(a)	1.15	(a)
Net investment income	0.47	(a)(l)	0.68	(a)
Portfolio turnover	13	(n)	33	(n)
Net assets at end of period (000 omitted)	$118		$112

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, March 1, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular

24

Notes to Financial Statements (unaudited) – continued

jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending

25

Notes to Financial Statements (unaudited) – continued

on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$118,895,881	$—	$—	$118,895,881
United Kingdom	29,618,391	32,256	—	29,650,647
France	22,317,450	—	—	22,317,450
Switzerland	14,047,717	—	—	14,047,717
Germany	9,100,922	—	—	9,100,922
Brazil	7,958,505	—	—	7,958,505
Taiwan	4,768,283	—	—	4,768,283
Denmark	3,796,874	—	—	3,796,874
Canada	3,088,154	—	—	3,088,154
Other Countries	9,639,712	7,226,601	—	16,866,313
Mutual Funds	8,752,513	—	—	8,752,513
Total Investments	$231,984,402	$7,258,857	$—	$239,243,259

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $7,226,601 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

26

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $6,807,955 and a related liability of $7,107,147 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The liability for collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash

27

Notes to Financial Statements (unaudited) – continued

are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

28

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains)	$460,035

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$183,224,215
Gross appreciation	59,196,282
Gross depreciation	(3,177,238)
Net unrealized appreciation (depreciation)	$56,019,044

As of 10/31/13
Undistributed ordinary income	561,638
Undistributed long-term capital gain	7,101,649
Other temporary differences	(24,835)
Net unrealized appreciation (depreciation)	49,842,697

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/14	Year ended 10/31/13	Six months ended 4/30/14	Year ended 10/31/13
Class A	$492,259	$410,782	$5,737,527	$—
Class B	—	—	277,896	—
Class C	—	—	468,777	—
Class I	55,502	39,439	347,503	—
Class R1	—	—	26,494	—
Class R2	467	—	108,477	—
Class R3	9,435	8,165	109,007	—
Class R4	3,770	1,649	22,941	—
Class R5	604	—	3,415	—
Total	$562,037	$460,035	$7,102,037	$—

29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2014, this management fee reduction amounted to $3,347 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,460 for the six months ended April 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$231,452
Class B	0.75%	0.25%	1.00%	1.00%	39,844
Class C	0.75%	0.25%	1.00%	1.00%	67,501
Class R1	0.75%	0.25%	1.00%	1.00%	3,637
Class R2	0.25%	0.25%	0.50%	0.50%	8,354
Class R3	—	0.25%	0.25%	0.25%	4,819
Total Distribution and Service Fees					$355,607

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2014, this rebate amounted to $7,094, $119, $223, and $45 for Class A, Class B, Class C and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2014, were as follows:

Amount
Class A	$114
Class B	4,068
Class C	529

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2014, the fee was $56,361, which equated to 0.0496% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $116,030.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these

31

Notes to Financial Statements (unaudited) – continued

credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $176 and the Retirement Deferral plan resulted in an expense of $1,216. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $6,878 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $730 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $165, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At April 30, 2014, MFS held 100% of the outstanding shares of Class R5.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $29,415,206 and $36,061,299, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	203,821	$6,820,414	437,447	$13,501,702
Class B	19,633	601,282	30,888	862,407
Class C	33,692	1,016,394	53,381	1,495,626
Class I	32,024	1,095,024	92,808	2,894,986
Class R1	943	28,453	9,672	259,839
Class R2	9,982	327,874	10,462	310,656
Class R3	24,267	792,782	16,228	501,787
Class R4	6,070	205,888	18,015	583,883
Class R5	—	—	3,248	100,001
	330,432	$10,888,111	672,149	$20,510,887

Shares issued to shareholders in reinvestment of distributions
Class A	178,622	$5,774,870	13,195	$376,720
Class B	9,139	269,222	—	—
Class C	12,727	371,104	—	—
Class I	10,934	360,292	1,213	35,254
Class R1	910	26,494	—	—
Class R2	3,451	108,944	—	—
Class R3	3,679	118,442	287	8,165
Class R4	826	26,710	57	1,649
Class R5	122	4,019	—	—
	220,410	$7,060,097	14,752	$421,788

Shares reacquired
Class A	(342,823)	$(11,498,017)	(763,418)	$(23,241,161)
Class B	(44,737)	(1,371,265)	(83,260)	(2,338,583)
Class C	(38,954)	(1,165,989)	(68,159)	(1,892,731)
Class I	(18,009)	(614,037)	(29,400)	(918,370)
Class R1	(8,889)	(270,685)	(11,970)	(337,847)
Class R2	(14,734)	(483,680)	(29,842)	(899,240)
Class R3	(8,933)	(294,182)	(22,800)	(701,804)
Class R4	(7,814)	(265,566)	(937)	(29,518)
	(484,893)	$(15,963,421)	(1,009,786)	$(30,359,254)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/14		Year ended 10/31/13 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	39,620	$1,097,267	(312,776)	$(9,362,739)
Class B	(15,965)	(500,761)	(52,372)	(1,476,176)
Class C	7,465	221,509	(14,778)	(397,105)
Class I	24,949	841,279	64,621	2,011,870
Class R1	(7,036)	(215,738)	(2,298)	(78,008)
Class R2	(1,301)	(46,862)	(19,380)	(588,584)
Class R3	19,013	617,042	(6,285)	(191,852)
Class R4	(918)	(32,968)	17,135	556,014
Class R5	122	4,019	3,248	100,001
	65,949	$1,984,787	(322,885)	$(9,426,579)

(i)	For Class R5, the period is from inception, March 1, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $481 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,047,635	14,990,423	(15,392,692)	1,645,366

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$609	$1,645,366

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2014

MFS® STRATEGIC INCOME FUND

MFO-SEM

MFS® STRATEGIC INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	45.1%
High Yield Corporates	32.8%
Non-U.S. Government Bonds	10.4%
Emerging Markets Bonds	6.6%
Floating Rate Loans	0.8%
Commercial Mortgage-Backed Securities	0.7%
Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.3%
Collateralized Debt Obligations	0.2%
U.S. Government Agencies	0.1%
U.S. Treasury Securities	(8.7)%

Composition including fixed income credit quality (a)(i)
AAA	2.6%
AA	3.7%
A	18.0%
BBB	36.3%
BB	15.1%
B	16.3%
CCC	4.7%
CC (o)	0.0%
C	0.1%
Federal Agencies	0.8%
Not Rated	(8.2)%
Non-Fixed Income	0.3%
Cash & Other	10.3%

Issuer country weightings (i)(x)
United States	65.1%
United Kingdom	3.5%
France	3.1%
Italy	2.9%
Canada	2.8%
Netherlands	2.7%
Japan	2.0%
Australia	1.6%
Germany	1.3%
Other Countries	15.0%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.2 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2013 through April 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	1.05%	$1,000.00	$1,031.55	$5.29
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,027.77	$9.05
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,027.80	$9.05
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,032.82	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 63.7%
Issuer	Shares/Par	Value ($)

Asset-Backed & Securitized - 1.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40 (z)	$405,329	$268,221
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	20,047	20,583
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.053%, 9/15/39	638,126	697,860
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	527,972	26,399
Falcon Franchise Loan LLC, FRN, 11.062%, 1/05/23 (i)(z)	517,665	43,587
Falcon Franchise Loan LLC, FRN, 14.914%, 1/05/25 (i)(z)	228,660	73,171
First Union-Lehman Brothers Bank of America, FRN, 0.706%, 11/18/35 (i)	4,269,014	80,134
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	970,000	969,224
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.989%, 6/15/49	1,280,263	1,343,806
KKR Financial CLO Ltd., “C”, FRN, 1.685%, 5/15/21 (n)	523,730	507,515
Morgan Stanley Capital I, Inc., FRN, 1.412%, 4/28/39 (i)(z)	2,484,327	15,552

		$4,046,052
Automotive - 0.7%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	$1,257,000	$1,262,093
Delphi Corp., 5%, 2/15/23	152,000	161,120
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	797,000	812,940

		$2,236,153
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20	$960,000	$1,113,834

Broadcasting - 0.6%
CBS Corp., 5.75%, 4/15/20	$260,000	$299,250
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 12/31/49 (n)	100,000	104,625
Myriad International Holdings B.V., 6%, 7/18/20 (n)	524,000	572,470
News America, Inc., 8.5%, 2/23/25	415,000	546,588
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	410,000	410,358

		$1,933,291
Brokerage & Asset Managers - 0.9%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$742,000	$755,179
Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (n)	940,000	1,009,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - continued
TD Ameritrade Holding Corp., 5.6%, 12/01/19	$1,045,000	$1,213,649

		$2,978,698
Building - 0.3%
CRH PLC, 8.125%, 7/15/18	$590,000	$725,027
Owens Corning, Inc., 4.2%, 12/15/22	385,000	383,947

		$1,108,974
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	$290,000	$295,795
Tencent Holdings Ltd., 3.375%, 5/02/19 (z)	200,000	201,044

		$496,839
Cable TV - 1.0%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$1,138,000	$1,103,142
DIRECTV Holdings LLC, 5.875%, 10/01/19	370,000	425,481
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	618,000	607,759
Time Warner Cable, Inc., 8.25%, 4/01/19	920,000	1,165,165

		$3,301,547
Chemicals - 0.7%
Dow Chemical Co., 8.55%, 5/15/19	$1,410,000	$1,807,545
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	347,000	375,684

		$2,183,229
Computer Software - 0.2%
Oracle Corp., 5.375%, 7/15/40	$607,000	$698,378

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	$416,000	$430,560

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)	$207,000	$184,748

Consumer Products - 0.4%
Mattel, Inc., 5.45%, 11/01/41	$436,000	$464,843
Newell Rubbermaid, Inc., 4.7%, 8/15/20	796,000	850,274

		$1,315,117
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$353,000	$358,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$1,297,000	$1,364,807
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	380,000	438,359

		$1,803,166
Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3%, 3/01/18	$344,000	$352,748
Ericsson, Inc., 4.125%, 5/15/22	670,000	690,661

		$1,043,409
Electronics - 0.3%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$275,000	$276,704
Xilinx, Inc., 3%, 3/15/21	830,000	833,684

		$1,110,388
Emerging Market Quasi-Sovereign - 1.9%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$218,000	$209,553
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	204,000	201,614
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	494,000	518,184
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	639,000	635,006
Gaz Capital S.A., 4.95%, 2/06/28 (n)	615,000	502,763
Instituto Costarricense, 6.375%, 5/15/43 (n)	208,000	172,900
Korea Gas Corp., 2.25%, 7/25/17 (n)	700,000	709,188
Pertamina PT, 6%, 5/03/42 (n)	201,000	179,393
Petroleos Mexicanos, 5.5%, 1/21/21	542,000	593,490
Petroleos Mexicanos, 4.875%, 1/24/22	344,000	361,114
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	53,000	54,842
Petroleos Mexicanos, 6.5%, 6/02/41	292,000	324,120
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	200,000	203,250
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	398,720	423,640
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	518,000	479,755
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	426,000	380,323
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	200,000	198,395

		$6,147,530
Emerging Market Sovereign - 0.7%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$86,000	$88,688
Republic of Colombia, 6.125%, 1/18/41	210,000	239,400
Republic of Hungary, 5.375%, 2/21/23	82,000	85,588
Republic of Indonesia, 4.875%, 5/05/21 (n)	200,000	206,250
Republic of Philippines, 5.5%, 3/30/26	200,000	227,000
Republic of Philippines, 6.375%, 10/23/34	300,000	375,750
Republic of Romania, 4.375%, 8/22/23 (n)	60,000	60,750
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	60,900
Republic of Slovakia, 4.375%, 5/21/22 (n)	600,000	632,682

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Russian Federation, 4.875%, 9/16/23 (n)	$200,000	$189,750
Russian Federation, 5.625%, 4/04/42 (n)	200,000	184,000

		$2,350,758
Energy - Independent - 0.2%
EQT Corp., 4.875%, 11/15/21	$431,000	$461,439
Hess Corp., 8.125%, 2/15/19	270,000	340,054

		$801,493
Energy - Integrated - 1.2%
BP Capital Markets PLC, 4.5%, 10/01/20	$272,000	$299,933
BP Capital Markets PLC, 4.742%, 3/11/21	760,000	845,992
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	571,000	536,883
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	784,000	686,000
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	401,000	438,093
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	100,000	96,625
Petro-Canada Financial Partnership, 5%, 11/15/14	860,000	880,004

		$3,783,530
Financial Institutions - 1.7%
CIT Group, Inc., 3.875%, 2/19/19	$1,940,000	$1,961,825
General Electric Capital Corp., 6%, 8/07/19	300,000	353,979
General Electric Capital Corp., 5.5%, 1/08/20	710,000	819,147
General Electric Capital Corp., 3.15%, 9/07/22	813,000	813,113
General Electric Capital Corp., 3.1%, 1/09/23	508,000	502,730
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	870,000	888,105
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	286,000	285,499

		$5,624,398
Food & Beverages - 2.9%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$956,000	$822,160
BRF S.A., 3.95%, 5/22/23 (n)	994,000	911,995
Conagra Foods, Inc., 3.2%, 1/25/23	743,000	716,693
Embotelladora Andina S.A., 5%, 10/01/23 (n)	200,000	212,355
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	101,000	104,676
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	1,400,000	1,312,790
Kraft Foods Group, Inc., 6.125%, 8/23/18	720,000	842,391
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	263,000	290,487
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	594,000	677,954
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	904,000	933,418
Tyson Foods, Inc., 6.6%, 4/01/16	560,000	616,030
Tyson Foods, Inc., 4.5%, 6/15/22	448,000	474,208
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	343,000	347,562
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,051,000	1,080,798

		$9,343,517

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		$1,092,000	$1,097,562

Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$1,360,000	$1,490,923

Industrial - 0.2%
Johns Hopkins University, 5.25%, 7/01/19		$587,000	$666,719

Insurance - 2.3%
American International Group, Inc., 3%, 3/20/15		$20,000	$20,439
American International Group, Inc., 5.85%, 1/16/18		881,000	1,005,647
American International Group, Inc., 3.375%, 8/15/20		810,000	838,480
MetLife, Inc., 1.756%, 12/15/17		223,000	224,896
Metropolitan Life Global Funding I, 5.125%, 6/10/14 (n)		430,000	432,027
Principal Financial Group, Inc., 8.875%, 5/15/19		650,000	829,752
Prudential Financial, Inc., 6.2%, 1/15/15		660,000	686,116
Unum Group, 7.125%, 9/30/16		945,000	1,075,797
Unum Group, 4%, 3/15/24		1,384,000	1,405,654
Voya Financial, Inc., 2.9%, 2/15/18		403,000	415,820
Voya Financial, Inc., 5.7%, 7/15/43		506,000	585,824

			$7,520,452
Insurance - Property & Casualty - 2.2%
Aon Corp., 3.5%, 9/30/15		$760,000	$788,473
AXIS Capital Holdings Ltd., 5.75%, 12/01/14		1,035,000	1,066,069
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		370,000	422,013
AXIS Specialty Finance LLC, 2.65%, 4/01/19		141,000	141,638
CNA Financial Corp., 5.875%, 8/15/20		990,000	1,151,056
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		757,000	816,620
PartnerRe Ltd., 5.5%, 6/01/20		583,000	647,934
QBE Capital Funding III Ltd., FRN, 7.25%, 5/24/41 (n)		920,000	986,700
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		1,095,000	1,174,388

			$7,194,891
International Market Quasi-Sovereign - 1.3%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$1,090,000	$1,297,547
Eksportfinans A.S.A., 5.5%, 5/25/16		965,000	1,022,900
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		553,000	602,079
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		1,159,000	1,225,643

			$4,148,169
International Market Sovereign - 8.9%
Federal Republic of Germany, 4.25%, 7/04/18	EUR	756,000	$1,216,178
Federal Republic of Germany, 6.25%, 1/04/30	EUR	485,000	1,048,054
Government of Australia, 5.75%, 5/15/21	AUD	693,000	727,761

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 4.5%, 6/01/15	CAD	658,000	$622,934
Government of Canada, 4.25%, 6/01/18	CAD	533,000	539,852
Government of Canada, 3.25%, 6/01/21	CAD	302,000	298,184
Government of Canada, 5.75%, 6/01/33	CAD	119,000	155,124
Government of Japan, 1.8%, 3/20/43	JPY	52,000,000	520,499
Government of Japan, 1.1%, 6/20/20	JPY	191,000,000	1,961,649
Government of Japan, 2.1%, 9/20/24	JPY	62,000,000	693,747
Government of Japan, 2.2%, 9/20/27	JPY	148,300,000	1,686,432
Government of Japan, 2.4%, 3/20/37	JPY	153,200,000	1,723,724
Kingdom of Belgium, 5.5%, 9/28/17	EUR	977,000	1,583,385
Kingdom of Belgium, 4.25%, 9/28/21	EUR	230,000	381,061
Kingdom of Denmark, 3%, 11/15/21	DKK	1,532,000	322,130
Kingdom of Spain, 5.4%, 1/31/23	EUR	242,000	402,453
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,417,000	2,246,932
Kingdom of Sweden, 5%, 12/01/20	SEK	1,100,000	205,128
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	354,000	690,004
Republic of Austria, 4.65%, 1/15/18	EUR	608,000	971,216
Republic of Finland, 3.875%, 9/15/17	EUR	281,000	434,563
Republic of France, 6%, 10/25/25	EUR	282,000	545,756
Republic of France, 4.75%, 4/25/35	EUR	591,000	1,081,914
Republic of Iceland, 4.875%, 6/16/16 (n)		$593,000	622,650
Republic of Iceland, 5.875%, 5/11/22 (n)		113,000	123,029
Republic of Ireland, 4.5%, 4/18/20	EUR	279,000	447,539
Republic of Ireland, 5.4%, 3/13/25	EUR	170,000	287,602
Republic of Italy, 5.25%, 8/01/17	EUR	2,230,000	3,484,530
Republic of Italy, 3.75%, 3/01/21	EUR	1,482,000	2,235,933
Republic of Portugal, 4.45%, 6/15/18	EUR	218,000	328,712
Republic of Portugal, 4.8%, 6/15/20	EUR	110,000	169,268
United Kingdom Treasury, 8%, 6/07/21	GBP	209,000	485,938
United Kingdom Treasury, 4.25%, 3/07/36	GBP	435,000	834,495

			$29,078,376
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$588,000	$600,642
Baidu, Inc., 3.5%, 11/28/22		367,000	350,004

			$950,646
Local Authorities - 0.4%
State of Illinois (Build America Bonds), 6.725%, 4/01/35		$1,130,000	$1,294,539

Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$1,073,000	$1,202,408
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		221,000	214,370

			$1,416,778

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 7.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$913,000	$980,516
Bank of America Corp., 7.375%, 5/15/14	460,000	460,900
Bank of America Corp., 6.5%, 8/01/16	1,305,000	1,455,821
Bank of America Corp., 3.3%, 1/11/23	1,554,000	1,508,396
Bank of America Corp., 4.125%, 1/22/24	1,371,000	1,390,385
Barclays Bank PLC, 5.125%, 1/08/20	770,000	865,425
BNP Paribas, 2.7%, 8/20/18	950,000	972,841
BNP Paribas, 7.195% to 6/29/37, FRN to 12/31/49 (n)	600,000	672,000
BNP Paribas, FRN, 2.985%, 12/20/14	164,000	166,697
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	760,000	852,825
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	1,160,000	1,294,896
DBS Bank Ltd., 2.35%, 2/28/17 (n)	980,000	1,007,886
Goldman Sachs Group, Inc., 5.125%, 1/15/15	450,000	464,027
Goldman Sachs Group, Inc., 5.75%, 1/24/22	1,213,000	1,384,022
HSBC USA, Inc., 4.875%, 8/24/20	930,000	1,022,099
ING Bank N.V., 3.75%, 3/07/17 (n)	1,233,000	1,311,806
ING Bank N.V., 5.8%, 9/25/23 (n)	1,344,000	1,473,535
JPMorgan Chase & Co., 2%, 8/15/17	330,000	334,900
JPMorgan Chase & Co., 4.625%, 5/10/21	870,000	953,187
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	400,000	458,178
Morgan Stanley, 6%, 5/13/14	620,000	620,768
Morgan Stanley, 7.3%, 5/13/19	250,000	303,093
Morgan Stanley, 5.625%, 9/23/19	420,000	478,882
Morgan Stanley, FRN, 1.485%, 2/25/16	1,400,000	1,420,132
Royal Bank of Scotland PLC, 2.55%, 9/18/15	471,000	481,043
Royal Bank of Scotland PLC, 6%, 12/19/23	1,611,000	1,682,963
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	400,000	407,426
Standard Chartered PLC, 3.85%, 4/27/15 (n)	850,000	875,424
Wells Fargo & Co., 7.98% to 2018, FRN to 12/31/49	405,000	459,675

		$25,759,748
Medical & Health Technology & Services - 0.4%
McKesson Corp., 5.7%, 3/01/17	$370,000	$410,566
Owens & Minor, Inc., 6.35%, 4/15/16	710,000	769,764

		$1,180,330
Metals & Mining - 1.5%
Barrick Gold Corp., 4.1%, 5/01/23	$1,360,000	$1,324,285
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	500,000	502,834
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	810,000	802,235
Glencore Funding LLC, FRN, 1.394%, 5/27/16 (n)	1,170,000	1,176,214
Kinross Gold Corp., 5.95%, 3/15/24 (n)	924,000	935,565

		$4,741,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 0.7%
Fannie Mae, 5.5%, 7/01/19 - 11/01/36	$596,392	$646,361
Fannie Mae, 6.5%, 5/01/31	55,850	64,105
Fannie Mae, 6%, 11/01/34 (f)	550,261	614,098
Freddie Mac, 4.224%, 3/25/20	818,658	896,213

		$2,220,777
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,015,000	$1,016,228

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 10/10/17 (n)	$1,400,000	$1,406,128

Natural Gas - Pipeline - 2.6%
DCP Midstream LLC, 3.875%, 3/15/23	$630,000	$627,978
Energy Transfer Partners LP, 3.6%, 2/01/23	825,000	802,150
Energy Transfer Partners LP, 6.5%, 2/01/42	779,000	904,051
EnLink Midstream Partners LP, 4.4%, 4/01/24	705,000	725,810
Enterprise Products Partners LP, 6.3%, 9/15/17	870,000	1,006,874
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	1,070,000	1,220,030
ONEOK Partners LP, 3.2%, 9/15/18	510,000	529,781
Spectra Energy Capital LLC, 8%, 10/01/19	679,000	840,312
Sunoco Logistics Partners LP, 4.25%, 4/01/24	437,000	446,115
Williams Cos., Inc., 3.7%, 1/15/23	279,000	257,609
Williams Partners LP, 4.3%, 3/04/24	1,231,000	1,256,925

		$8,617,635
Network & Telecom - 1.3%
AT&T, Inc., 5.5%, 2/01/18	$660,000	$748,392
Centurylink, Inc., 7.65%, 3/15/42	810,000	787,725
Verizon Communications, Inc., 8.75%, 11/01/18	448,000	572,317
Verizon Communications, Inc., 5.15%, 9/15/23	1,439,000	1,586,262
Verizon Communications, Inc., FRN, 1.003%, 6/17/19	610,000	617,344

		$4,312,040
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$512,718	$536,432
Transocean, Inc., 2.5%, 10/15/17	314,000	319,372
Transocean, Inc., 6%, 3/15/18	670,000	748,164

		$1,603,968
Other Banks & Diversified Financials - 4.0%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$345,000	$359,326
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	102,000	100,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Bancolombia S.A., 5.95%, 6/03/21	$398,000	$430,835
Bancolombia S.A., 5.125%, 9/11/22	43,000	42,624
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	40,000	41,200
Citigroup, Inc., 6.375%, 8/12/14	630,000	640,003
Citigroup, Inc., 6.01%, 1/15/15	530,000	549,743
Citigroup, Inc., 8.5%, 5/22/19	919,000	1,170,869
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	1,081,000	1,144,660
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)	645,000	857,850
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	420,000	424,279
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	996,000	1,046,547
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	645,000	745,691
Macquarie Bank Ltd., 5%, 2/22/17 (n)	769,000	839,909
Macquarie Group Ltd., 6%, 1/14/20 (n)	428,000	479,274
Rabobank Nederland N.V., 3.375%, 1/19/17	525,000	556,985
Rabobank Nederland N.V., 3.95%, 11/09/22	1,174,000	1,180,944
Santander Holdings USA, Inc., 4.625%, 4/19/16	130,000	139,055
Santander Holdings USA, Inc., 3.45%, 8/27/18	490,000	511,747
SunTrust Banks, Inc., 3.5%, 1/20/17	622,000	658,232
Swedbank AB, 2.125%, 9/29/17 (n)	615,000	624,953
U.S. Bancorp, 2.95%, 7/15/22	416,000	402,763

		$12,947,704
Personal Computers & Peripherals - 0.2%
Equifax, Inc., 3.3%, 12/15/22	$671,000	$650,490

Pharmaceuticals - 0.5%
Celgene Corp., 3.95%, 10/15/20	$890,000	$937,562
Hospira, Inc., 6.05%, 3/30/17	490,000	541,248

		$1,478,810
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 11/15/21	$730,000	$821,722

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/44	$915,000	$856,490

Real Estate - 2.1%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$999,000	$1,037,247
Boston Properties LP, REIT, 3.7%, 11/15/18	420,000	447,352
DDR Corp., REIT, 3.375%, 5/15/23	1,263,000	1,210,358
HCP, Inc., REIT, 5.375%, 2/01/21	806,000	912,129
Health Care REIT, Inc., 2.25%, 3/15/18	312,000	315,687
Kimco Realty Corp., REIT, 6.875%, 10/01/19	191,000	229,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	$1,790,000	$1,953,910
WEA Finance LLC, 6.75%, 9/02/19 (n)	590,000	714,245

		$6,819,965
Retailers - 1.3%
Dollar General Corp., 4.125%, 7/15/17	$706,000	$754,368
Gap, Inc., 5.95%, 4/12/21	1,118,000	1,272,252
Kohl’s Corp., 3.25%, 2/01/23	997,000	945,968
Limited Brands, Inc., 5.25%, 11/01/14	242,000	246,840
Macy’s, Inc., 7.875%, 7/15/15	860,000	931,432

		$4,150,860
Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/23	$1,090,000	$1,106,755

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$1,290,000	$1,364,607

Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 4.625%, 4/01/15	$440,000	$455,526
American Tower Corp., REIT, 4.7%, 3/15/22	732,000	768,368
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	838,000	969,915
Digicel Group Ltd., 6%, 4/15/21 (n)	316,000	319,950
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	205,000	197,825
MTS International Funding Ltd., 5%, 5/30/23 (n)	201,000	178,890

		$2,890,474
Telephone Services - 0.0%
B Communications Ltd., 7.375%, 2/15/21 (n)	$22,000	$23,265

Tobacco - 1.4%
Altria Group, Inc., 9.25%, 8/06/19	$231,000	$306,350
Altria Group, Inc., 4%, 1/31/24	401,000	408,479
Lorillard Tobacco Co., 8.125%, 6/23/19	640,000	795,606
Lorillard Tobacco Co., 6.875%, 5/01/20	480,000	566,824
Reynolds American, Inc., 6.75%, 6/15/17	1,040,000	1,199,034
Reynolds American, Inc., 4.75%, 11/01/42	1,270,000	1,192,596

		$4,468,889
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 5/02/18 (n)	$310,000	$218,550

Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$930,000	$1,067,993

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$240,000	$249,126

Utilities - Electric Power - 2.6%
CMS Energy Corp., 4.25%, 9/30/15	$760,000	$795,752
CMS Energy Corp., 5.05%, 3/15/22	608,000	684,361
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	52,000	52,092
Enel Finance International S.A., 6.25%, 9/15/17 (n)	920,000	1,045,313
Exelon Generation Co. LLC, 5.2%, 10/01/19	360,000	403,424
Exelon Generation Co. LLC, 4.25%, 6/15/22	391,000	400,486
Oncor Electric Delivery Co., 4.1%, 6/01/22	922,000	977,387
PPL Capital Funding, Inc., 3.95%, 3/15/24	1,380,000	1,413,081
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,210,000	1,269,659
Progress Energy, Inc., 3.15%, 4/01/22	1,148,000	1,141,796
Waterford 3 Funding Corp., 8.09%, 1/02/17	232,299	232,081

		$8,415,432
Total Bonds (Identified Cost, $197,223,780)		$207,642,106

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media Operations, Inc. (a) (Identified Cost, $104,328)	7,311	$41,088

Underlying Affiliated Funds - 33.7%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $106,721,215)	11,027,117	$109,940,353

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	5,970,483	$5,970,483
Total Investments (Identified Cost, $310,019,806)		$323,594,030

Other Assets, Less Liabilities - 0.8%		2,503,269
Net Assets - 100.0%		$326,097,299

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,109,779, representing 18.1% of net assets.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Crest Ltd., CDO, 7%, 1/28/40	$—	$8,942

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.752%, 12/28/40	3/01/06	$405,329	$268,221
Falcon Franchise Loan LLC, FRN, 11.062%, 1/05/23	1/18/02	13,253	43,587
Falcon Franchise Loan LLC, FRN, 14.914%, 1/05/25	1/29/03	16,955	73,171
Morgan Stanley Capital I, Inc., FRN, 1.412%, 4/28/39	7/20/04	26,676	15,552
Tencent Holdings Ltd., 3.375%, 5/02/19	4/22/14	199,790	201,044
Total Restricted Securities			$601,575
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	792,198	7/11/14	$729,179	$732,315	$(3,136)
SELL	CAD	Merrill Lynch International Bank	1,872,628	7/11/14	1,700,009	1,705,625	(5,616)
SELL	DKK	Barclays Bank PLC	850,521	7/11/14	157,281	158,140	(859)
SELL	DKK	UBS AG	850,521	7/11/14	157,297	158,140	(843)
SELL	EUR	Credit Suisse Group	2,344,997	7/11/14	3,237,000	3,252,797	(15,797)
SELL	GBP	Credit Suisse Group	419,100	7/11/14	701,042	707,215	(6,173)
SELL	GBP	Merrill Lynch International Bank	419,100	7/11/14	701,096	707,215	(6,119)
BUY	JPY	Deutsche Bank AG	149,509,206	7/11/14	1,467,512	1,463,027	(4,485)
BUY	JPY	Goldman Sachs International	149,509,206	7/11/14	1,467,661	1,463,027	(4,634)
SELL	SEK	Goldman Sachs International	1,114,421	7/11/14	170,198	171,183	(985)

							$(48,647)

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	206	$25,630,906	June - 2014	$(4,230)
U.S. Treasury Bond 30 yr (Short)	USD	13	1,754,188	June - 2014	(33,868)

					$(38,098)

At April 30, 2014, the fund had liquid securities with an aggregate value of $377,074 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $197,328,108)	$207,683,194
Underlying affiliated funds, at value (identified cost, $112,691,698)	115,910,836
Total investments, at value (identified cost, $310,019,806)	$323,594,030
Cash	310,617
Receivables for
Investments sold	1,002,259
Fund shares sold	515,729
Interest	2,415,287
Other assets	1,515
Total assets	$327,839,437
Liabilities
Payables for
Distributions	$108,689
Forward foreign currency exchange contracts	48,647
Daily variation margin on open futures contracts	94,219
Investments purchased	388,233
Fund shares reacquired	818,914
Payable to affiliates
Investment adviser	969
Shareholder servicing costs	212,941
Distribution and service fees	7,860
Payable for independent Trustees’ compensation	10,934
Accrued expenses and other liabilities	50,732
Total liabilities	$1,742,138
Net assets	$326,097,299
Net assets consist of
Paid-in capital	$324,150,775
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,492,511
Accumulated net realized gain (loss) on investments and foreign currency	(11,158,288)
Accumulated distributions in excess of net investment income	(387,699)
Net assets	$326,097,299
Shares of beneficial interest outstanding	48,081,731

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$225,641,370	33,188,021	$6.80
Class B	36,986,025	5,479,740	6.75
Class C	50,392,793	7,489,708	6.73
Class I	13,077,111	1,924,262	6.80

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.14 [100 / 95.25 x $6.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,300,817
Dividends from underlying affiliated funds	3,724,031
Total investment income	$8,024,848
Expenses
Management fee	$1,028,588
Distribution and service fees	704,370
Shareholder servicing costs	208,913
Administrative services fee	24,043
Independent Trustees’ compensation	5,082
Custodian fee	34,010
Shareholder communications	19,593
Audit and tax fees	32,274
Legal fees	1,661
Miscellaneous	49,221
Total expenses	$2,107,755
Fees paid indirectly	(42)
Reduction of expenses by investment adviser and distributor	(141,952)
Net expenses	$1,965,761
Net investment income	$6,059,087
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$672,517
Underlying affiliated funds	819,441
Capital gain distributions from underlying affiliated funds	784,528
Futures contracts	(637,487)
Foreign currency	(193,583)
Net realized gain (loss) on investments and foreign currency	$1,445,416
Change in unrealized appreciation (depreciation)
Investments	$1,372,125
Futures contracts	616,885
Translation of assets and liabilities in foreign currencies	537
Net unrealized gain (loss) on investments and foreign currency translation	$1,989,547
Net realized and unrealized gain (loss) on investments and foreign currency	$3,434,963
Change in net assets from operations	$9,494,050

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/14	Year ended 10/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$6,059,087	$12,360,453
Net realized gain (loss) on investments and foreign currency	1,445,416	4,904,667
Net unrealized gain (loss) on investments and foreign currency translation	1,989,547	(11,922,538)
Change in net assets from operations	$9,494,050	$5,342,582
Distributions declared to shareholders
From net investment income	$(6,791,200)	$(14,021,721)
Change in net assets from fund share transactions	$5,501,570	$(889,377)
Total change in net assets	$8,204,420	$(9,568,516)
Net assets
At beginning of period	317,892,879	327,461,395
At end of period (including accumulated distributions in excess of net investment income of $387,699 and undistributed net investment income of $344,414, respectively)	$326,097,299	$317,892,879

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class A			2013		2012	2011	2010	2009

Net asset value, beginning of period	$6.74		$6.92		$6.60	$6.72	$6.30	$5.43
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27		$0.29	$0.31	$0.33	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		(0.15)		0.35	(0.10)	0.44	0.98
Total from investment operations	$0.21		$0.12		$0.64	$0.21	$0.77	$1.31
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)		$(0.32)	$(0.33)	$(0.35)	$(0.44)
Net asset value, end of period (x)	$6.80		$6.74		$6.92	$6.60	$6.72	$6.30
Total return (%) (r)(s)(t)(x)	3.15	(n)	1.85		9.98	3.24	12.56	25.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)(h)	1.15	(h)	1.18	1.16	1.18	1.28
Expenses after expense reductions (f)	1.05	(a)(h)	1.05	(h)	1.05	1.05	1.02	0.92
Net investment income	4.01	(a)	3.95		4.38	4.62	5.14	5.86
Portfolio turnover	9	(n)	34		42	38	49	53
Net assets at end of period (000 omitted)	$225,641		$218,674		$222,166	$203,155	$216,200	$188,786

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class B			2013		2012	2011	2010	2009

Net asset value, beginning of period	$6.69		$6.86		$6.54	$6.66	$6.24	$5.38
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22		$0.24	$0.26	$0.28	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.14)		0.35	(0.10)	0.44	0.96
Total from investment operations	$0.18		$0.08		$0.59	$0.16	$0.72	$1.25
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)		$(0.27)	$(0.28)	$(0.30)	$(0.39)
Net asset value, end of period (x)	$6.75		$6.69		$6.86	$6.54	$6.66	$6.24
Total return (%) (r)(s)(t)(x)	2.78	(n)	1.22		9.22	2.45	11.80	24.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)(h)	1.91	(h)	1.94	1.92	1.94	2.01
Expenses after expense reductions (f)	1.80	(a)(h)	1.80	(h)	1.80	1.80	1.77	1.63
Net investment income	3.30	(a)	3.24		3.66	3.92	4.46	5.22
Portfolio turnover	9	(n)	34		42	38	49	53
Net assets at end of period (000 omitted)	$36,986		$37,673		$39,238	$34,112	$39,468	$39,976

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class C			2013		2012	2011	2010	2009

Net asset value, beginning of period	$6.67		$6.84		$6.52	$6.64	$6.22	$5.35
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22		$0.24	$0.26	$0.28	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		(0.14)		0.35	(0.10)	0.44	0.97
Total from investment operations	$0.18		$0.08		$0.59	$0.16	$0.72	$1.26
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)		$(0.27)	$(0.28)	$(0.30)	$(0.39)
Net asset value, end of period (x)	$6.73		$6.67		$6.84	$6.52	$6.64	$6.22
Total return (%) (r)(s)(t)(x)	2.78	(n)	1.21		9.23	2.45	11.82	24.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)(h)	1.91	(h)	1.94	1.92	1.94	2.01
Expenses after expense reductions (f)	1.80	(a)(h)	1.80	(h)	1.80	1.80	1.77	1.64
Net investment income	3.32	(a)	3.26		3.68	3.94	4.47	5.19
Portfolio turnover	9	(n)	34		42	38	49	53
Net assets at end of period (000 omitted)	$50,393		$49,910		$54,671	$46,531	$46,789	$37,931

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class I			2013		2012	2011	2010	2009

Net asset value, beginning of period	$6.74		$6.91		$6.59	$6.72	$6.30	$5.43
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29		$0.31	$0.32	$0.35	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		(0.14)		0.35	(0.10)	0.43	0.97
Total from investment operations	$0.22		$0.15		$0.66	$0.22	$0.78	$1.32
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)		$(0.34)	$(0.35)	$(0.36)	$(0.45)
Net asset value, end of period (x)	$6.80		$6.74		$6.91	$6.59	$6.72	$6.30
Total return (%) (r)(s)(x)	3.28	(n)	2.25		10.27	3.34	12.84	25.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)(h)	0.90	(h)	0.93	0.91	0.93	1.00
Expenses after expense reductions (f)	0.80	(a)(h)	0.80	(h)	0.80	0.80	0.77	0.64
Net investment income	4.26	(a)	4.21		4.61	4.83	5.36	6.10
Portfolio turnover	9	(n)	34		42	38	49	53
Net assets at end of period (000 omitted)	$13,077		$11,636		$11,387	$8,309	$4,823	$2,939

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Strategic Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to

Notes to Financial Statements (unaudited) – continued

derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a

Notes to Financial Statements (unaudited) – continued

broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$41,088	$41,088
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	249,126	—	249,126
Non-U.S. Sovereign Debt	—	43,089,437	—	43,089,437
Municipal Bonds	—	1,016,228	—	1,016,228
U.S. Corporate Bonds	—	108,054,364	—	108,054,364
Residential Mortgage-Backed Securities	—	2,220,776	—	2,220,776
Commercial Mortgage-Backed Securities	—	2,254,160	—	2,254,160
Asset-Backed Securities (including CDOs)	—	1,791,891	—	1,791,891
Foreign Bonds	—	48,966,124	—	48,966,124
Mutual Funds	115,910,836	—	—	115,910,836
Total Investments	$115,910,836	$207,642,106	$41,088	$323,594,030

Other Financial Instruments
Futures Contracts	$(38,098)	$—	$—	$(38,098)
Forward Foreign Currency Exchange Contracts	—	(48,647)	—	(48,647)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/13	$36,409
Change in unrealized appreciation (depreciation)	4,679
Balance as of 4/30/14	$41,088

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2014 is $4,679.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(38,098)
Foreign Exchange	Forward Foreign Currency Exchange	—	(48,647)
Total		$—	$(86,745)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(637,487)	$—
Foreign Exchange	—	(191,692)
Total	$(637,487)	$(191,692)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$616,885	$—
Foreign Exchange	—	1,767
Total	$616,885	$1,767

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve

Notes to Financial Statements (unaudited) – continued

credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases

Notes to Financial Statements (unaudited) – continued

where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may

Notes to Financial Statements (unaudited) – continued

be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains)	$14,021,721

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$312,046,458
Gross appreciation	14,773,717
Gross depreciation	(3,226,145)
Net unrealized appreciation (depreciation)	$11,547,572

As of 10/31/13
Undistributed ordinary income	2,632,641
Capital loss carryforwards	(10,429,548)
Other temporary differences	(3,244,545)
Net unrealized appreciation (depreciation)	10,285,126

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(3,691,429)
10/31/17	(6,738,119)
Total	$(10,429,548)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/14	Year ended 10/31/13
Class A	$4,899,628	$10,003,064
Class B	686,794	1,432,711
Class C	924,311	1,979,024
Class I	280,467	606,922
Total	$6,791,200	$14,021,721

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2015. For the six months ended April 30, 2014, this management fee reduction amounted to $79,124, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2014, this management fee reduction amounted to $4,669, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2014, was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2015. For the six months ended April 30, 2014, this reduction amounted to $52,602 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $52,154 for the six months ended April 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$272,969
Class B	0.75%	0.25%	1.00%	1.00%	183,898
Class C	0.75%	0.25%	1.00%	1.00%	247,503
Total Distribution and Service Fees					$704,370

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2014, this rebate amounted to $5,270, $29, and $29 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2014, were as follows:

Amount
Class A	$3,369
Class B	23,711
Class C	2,950

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2014, the fee was $64,748, which equated to 0.0409% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs

Notes to Financial Statements (unaudited) – continued

which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $144,165.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0152% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $131 and the Retirement Deferral plan resulted in an expense of $261. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $9,688 at April 30, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,005 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund

Notes to Financial Statements (unaudited) – continued

in the amount of $229, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio. The High Yield Pooled Portfolio is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly.

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the High Yield Pooled Portfolio, a series of MFS Series Trust III, in exchange for shares of the High Yield Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the High Yield Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $107,444,790 with a cost basis of approximately $101,892,713 accrued interest of approximately $2,053,165 and cash of approximately $529,112 for approximately 11,002,707 shares of the High Yield Pooled Portfolio (valued at approximately $110,027,067). For financial reporting purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the High Yield Pooled Portfolio was carried forward to the shares received. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee, distribution and/or service fee, or sales charge.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,922,872	$1,727,941
Investments (non-U.S. Government securities)	$29,056,830	$27,085,751

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,560,801	$24,000,956	7,850,264	$53,441,803
Class B	476,772	3,191,955	1,244,269	8,400,049
Class C	889,385	5,922,192	1,669,429	11,218,637
Class I	523,258	3,525,172	1,421,745	9,659,042
	5,450,216	$36,640,275	12,185,707	$82,719,531

Shares issued to shareholders in reinvestment of distributions
Class A	665,816	$4,491,411	1,279,254	$8,683,893
Class B	88,170	590,438	155,169	1,045,000
Class C	116,668	778,770	235,912	1,584,323
Class I	35,692	240,839	75,265	510,092
	906,346	$6,101,458	1,745,600	$11,823,308

Shares reacquired
Class A	(3,469,243)	$(23,376,925)	(8,814,020)	$(59,734,159)
Class B	(714,419)	(4,780,569)	(1,486,947)	(10,012,123)
Class C	(998,077)	(6,653,496)	(2,416,054)	(16,164,686)
Class I	(361,050)	(2,429,173)	(1,417,507)	(9,521,248)
	(5,542,789)	$(37,240,163)	(14,134,528)	$(95,432,216)

Net change
Class A	757,374	$5,115,442	315,498	$2,391,537
Class B	(149,477)	(998,176)	(87,509)	(567,074)
Class C	7,976	47,466	(510,713)	(3,361,726)
Class I	197,900	1,336,838	79,503	647,886
	813,773	$5,501,570	(203,221)	$(889,377)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an

Notes to Financial Statements (unaudited) – continued

agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $698 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	10,984,557	802,444	(759,884)	11,027,117
MFS Institutional Money Market Portfolio	4,120,342	29,094,468	(27,244,327)	5,970,483

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$819,441	$784,528	$3,722,395	$109,940,353
MFS Institutional Money Market Portfolio	—	—	1,636	5,970,483
Total	$819,441	$784,528	$3,724,031	$115,910,836

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2014

*	Print name and title of each signing officer under his or her signature.